                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act File Number 811-06351

                              Green Century Funds

                                29 Temple Place
                                   Suite 200
                               Boston, MA 02111
                   (Address of principal executive offices)

                    Green Century Capital Management, Inc.
                                29 Temple Place
                                   Suite 200
                               Boston, MA 02111
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (617) 482-0800

                       Date of fiscal year end: July 31

                  Date of reporting period: January 31, 2006

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                        SEMI-ANNUAL REPORT
[LOGO] GREEN   Green Century Balanced Fund
       CENTURY   Green Century Equity Fund
       FUNDS              January 31, 2006

An investment for your future.(R)   29 Temple Place, Boston, Massachusetts 02111

   For information on the Green Century Funds(R), call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For share price and account information, call 1-800-221-5519, twenty-four hours a day.
--------------------------------------------------------------------------------
   Dear Green Century Funds Shareholder:

   The Green Century Funds (the "Funds") celebrate their 15/th/ anniversary in 2006. As the anniversary approaches, Green Century Capital Management ("Green Century"), the administrator of the Funds, would like to express its appreciation to the shareholders who have invested in the Funds over the years and supported its mission during that time. Since 1991, when the Funds were founded by a partnership of environmental advocacy groups, Green Century's goals have been to provide environmentally conscious investors with investment vehicles focused on environmentally responsible companies, and to foster greater corporate environmental responsibility through shareholder advocacy. Green Century is grateful to have had the opportunity to serve the Funds' shareholders for nearly 15 years, and is pleased to present the Funds' Semi-Annual Report to you. While economic trends and other events over the past six months have presented challenges for environmentally screened portfolios, Green Century has made significant steps forward in its efforts to achieve its mission, and is happy to have the opportunity to report to you on its performance and its progress toward its goals.
   The past six months have indeed presented numerous challenges for environmentally conscious investors, and for society as a whole. In Green Century's view, the most tragic and most significant of these developments was the devastation wrought by Hurricanes Katrina and Rita; the impact of these hurricanes went beyond the direct loss of life and property. The storms exposed in stark relief several major vulnerabilities of our economy and society, among them the truly tangible dangers of America's dependence on oil. In addition to soaring energy prices, the economy is also coping with renewed fears of inflation and a rapidly expanding federal budget deficit.
   Overall economic growth, as measured by the Gross Domestic Product ("GDP"), registered near 3.5% in 2005 and corporate profits showed relative strength during the period. However, much of the growth in domestic equity markets was driven by the Energy and Materials sectors of the economy. As you may be aware, the Funds tend to avoid or underweight the Energy and Materials sectors, based on the inherent characteristics of oil companies and mining companies. While Green Century still firmly believes that the Funds' environmental screens are in the shareholders' best interests, the Funds' lack of participation in the success of the aforementioned sectors has negatively impacted performance in the last six months.
   In fact, the developments in the Energy sector of the economy over the past six months have, if anything, strengthened Green Century's belief in the importance of environmentally responsible investing, and strengthened its commitment to those companies that are truly minimizing their environmental impact, or those that are trying to reshape the way society consumes finite resources and interacts with the environment. President Bush's recent statement that America is "addicted to oil" is perhaps one of the strongest recent signals that society is on the cusp of great changes in the way it procures energy, and it is

Green Century's belief that the world will benefit from directing stronger support--and more capital--toward companies and solutions that can lead to truly sustainable energy production.
   The past six months have also been a time of transition for the Funds. The most notable development was the decision of the Board of Trustees to approve Trillium Asset Management Corporation ("Trillium") as the new subadvisor for the Balanced Fund, pending a vote by the shareholders of the Balanced Fund. Trillium has managed investment portfolios for individuals and institutions since 1982; with nearly $1 billion in assets under management, Trillium is one of the oldest and largest socially and environmentally responsible portfolio management firms in the country. In addition to the array of investment and environmental research services that the firm offers to its clients, Trillium has demonstrated strong leadership in the field of shareholder advocacy, playing a major role in improving corporate policies on issues such as climate change, global water scarcity, and forest protection.
   The investment and research team at Trillium implements Green Century's investment strategy for the Balanced Fund, which encompasses small innovative companies as well as larger established firms demonstrating environmental leadership. Green Century firmly believes that Trillium's investment philosophy, which seeks to control both financial and environmental risks, is an excellent fit with its goal of providing investment vehicles for environmentally conscious investors.
   Additionally, the past six months have seen a continued expansion of Green Century's shareholder advocacy efforts. Green Century maintains a strong shareholder advocacy program which is funded by a portion of the fees it earns from administering the Funds. In recent years, this program has expanded significantly; this year Green Century is in discussions with more than 30 high-profile companies, asking them to commit to more environmentally sustainable practices. As part of that effort, it is filing 17 shareholder resolutions for the 2005-2006 season of annual corporate shareholder meetings, on topics ranging from global warming to corporate political giving. During the 2004-2005 season, Green Century's advocacy contributed to progress on environmental matters at Apple Computer/1/, Whole Foods Market/1/, and ConocoPhillips/1/, as previously reported to shareholders. Its efforts this year have already borne fruit as both Pepsi/1/ and Coca-Cola/1/ have agreed to adopt new policies governing their corporate political activity; this is a new area of engagement for Green Century and one that it considers extremely important in terms of corporate impact on the environment. Green Century has high hopes for more positive news from its advocacy work, and looks forward to keeping the Funds' shareholders informed as the season progresses.

   The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds that meet Green Century's standards for corporate environmental performance. Green Century seeks to promote environmentally proactive corporate behavior and a cleaner environment by providing environmentally responsible investment vehicles such as the Balanced Fund. For this reason, the Balanced Fund invests in companies that the Fund's portfolio manager believes are solving environmental problems, and/or working to reduce their impact on the environment.

  ----------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
  ----------------------------------------------------------------------------
                                                     One   Three  Five    Ten
                                                     Year  Years  Years  Years
  ----------------------------------------------------------------------------
  For the periods
   ended
   December 31,2005:   Green Century Balanced Fund   2.48% 19.38% -1.55% 9.47%
                       Lipper Balanced Fund Index/2/ 5.20% 11.20%  3.51% 7.57%
  ----------------------------------------------------------------------------
  For the periods
   ended January 31,
   2006:               Green Century Balanced Fund   6.48% 20.65% -3.60% 9.51%
                       Lipper Balanced Fund Index/2/ 9.11% 12.64%  3.57% 7.64%
  ----------------------------------------------------------------------------

  The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information as of the most recent month-end, call 1-800-93-GREEN. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder might pay on Fund distributions or the redemption of Fund shares.

   During the six months ended January 31, 2006, the Balanced Fund's return of 0.61% lagged the Lipper Balanced Fund Index/2/, which returned 4.85% during the same period, partly due to the fact that the Fund was underweighted in the Energy and Materials sectors, which were the two leading sectors of the U.S. equity market. During the six months ended January 31, 2006, the Standard & Poor's 500(R) Index/3/ (the "S&P 500(R) Index") generated a return of 4.67%, while the Energy sector returned 17.02% and the Materials sector returned 11.34%. While the Fund's portfolio manager does not believe that a move away from environmentally problematic companies in these sectors will negatively impact returns in the long-run, this strategy could lead to some performance volatility in shorter periods.
   Since Trillium commenced management of the Balanced Fund's portfolio on November 28, 2005, it has increased diversification by capitalization and by sector, and increased the credit quality of fixed income holdings. The Balanced Fund continues to hold a variety of small and mid-size companies with positive environmental profiles, while expanding into more large-capitalization equity holdings. The 29.3% of net assets invested in fixed income securities as of January 31, 2006 was diversified across 22 holdings, and the average credit quality of these fixed income holdings is investment grade (BBB+ as rated by Standard & Poor's).
   As of January 31, 2006, 67.6% of the Balanced Fund's net assets were invested in stocks. The portfolio manager believes equities may outperform other investments in 2006 for several reasons. Valuations of stocks have improved markedly over the last several years, as stock price increases have lagged profit gains. Also, in the opinion of the portfolio manager, the Federal Reserve may stop raising interest rates at some point in 2006, and leading indicators of economic growth should improve, which may benefit stock market returns. Third, the broader economy and corporate profits should continue to grow in 2006. Absent a recession, the portfolio manager sees little room for a significant bond rally; in its opinion, the markets have already factored in the end of the Federal Reserve's rate-tightening cycle.
   As it has in the past, the Green Century Balanced Fund includes stocks and bonds of environmentally responsible corporations of various sizes, including small, medium and large companies. The value of the stocks held in the Balanced Fund will fluctuate in response to factors that may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Bonds are subject to a variety of risks including interest rate, credit and inflation risk.

   The Green Century Equity Fund invests essentially all of its assets in the Domini Social Index Trust (the "Index Trust"), which is comprised of 400 companies selected based on a comprehensive range of social and environmental criteria. The Index Trust invests essentially all of its assets in the stock market. As with all equity funds, the share price will fluctuate and may fall if the market as a whole declines or the value of the companies in which it invests falls.
   For the six months ended January 31, 2006, the Equity Fund's return for the period was 2.83%, while the S&P 500(R) Index was up 4.67% for the period.

 -----------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN
 -----------------------------------------------------------------------------
                                                     One   Three  Five    Ten
                                                     Year  Years  Years  Years
 -----------------------------------------------------------------------------
 For the periods ended
  December 31, 2005:      Green Century Equity Fund  1.53% 11.71% -0.94% 7.91%
                          S&P 500(R) Index/3/        4.91% 14.39%  0.54% 9.07%
 -----------------------------------------------------------------------------
 For the periods ended
  January 31, 2006:       Green Century Equity Fund  6.91% 13.55% -1.38% 7.81%
                          S&P 500(R) Index/3/       10.38% 16.42%  0.37% 8.99%
 -----------------------------------------------------------------------------

  The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information as of the most recent month-end, call 1-800-93-GREEN. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder might pay on Fund distributions or the redemption of Fund shares.

   For the six months ended January 31, 2006, the performance of the Equity Fund as compared to the S&P 500(R) Index was helped by its relative underweight to the Industrials and Utilities sectors. Individual companies held by the Equity Fund that contributed the most to performance were Apple Computer/1/, Microsoft/1/ and JP Morgan/1/.
   Energy and Information Technology were the two sectors that hurt the Equity Fund's performance most significantly relative to the S&P 500(R) Index. Although energy stocks performed well during the period, the Equity Fund was significantly underweight in this sector relative to the S&P 500(R) Index. Conversely, the Equity Fund's relative overweight in the Information Technology sector to the S&P 500(R) Index also contributed negative performance relative to the S&P 500(R) Index. The companies that hurt performance the most were Intel/1/, Dell/1/ and Johnson & Johnson/1/.
   The large companies in which the Equity Fund's portfolio is invested may perform worse than the stock market as a whole. The Equity Fund will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market.
   Thank you again for your investment in the Green Century Funds and your commitment to environmentally responsible investing. We look forward to serving you for another 15 years and beyond.

   Respectfully yours,

   Green Century Capital Management, Inc.

 The Green Century Funds' proxy voting guidelines and a record of the Funds' proxy votes for the year ended June 30, 2005 are available without charge, upon request, (i) at www.greencentury.com, (ii) by calling 1-800-93-GREEN,
 (iii) sending an e-mail to info@greencentury.com, and (iv) on the Securities and Exchange Commission's website at www.sec.gov.

 The Green Century Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Green Century Funds' Forms N-Q will be available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q may also be obtained by calling 1-800-93-GREEN, or by e-mailing a request to info@greencentury.com.

/1/ As of January 31, 2006, neither of the Green Century Funds was invested in ConocoPhillips. As of January 31, 2006, Johnson & Johnson comprised 2.35%, JPMorgan Chase comprised 1.62%, Intel comprised 1.96%, Whole Foods comprised 0.46%, Apple Computer comprised 0.41%, and Microsoft comprised 1.91% of the Green Century Balanced Fund; the Balanced Fund was not invested in Pepsi, Coca-Cola, or Dell. As of January 31, 2006, Johnson & Johnson comprised 2.86%, JPMorgan Chase comprised 2.32%, Intel comprised 2.14%, Whole Foods comprised 0.17%, Apple Computer comprised 1.06%, Microsoft comprised 4.30%, Pepsi comprised 1.58%, Coca-Cola comprised 1.43%, and Dell comprised 1.15% of the Green Century Equity Fund. Portfolio composition will change due to ongoing management of the Funds. References to specific investments should not be construed as a recommendation of the securities by the Funds, their administrator, or their distributor.
/2/ The Balanced Fund uses the Lipper Balanced Fund Index as a benchmark. The Lipper Balanced Fund Index tracks funds whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.
/3/ The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is heavily weighted toward stocks with large market capitalization and represents approximately two-thirds of the total market value of all domestic stocks. It is not possible to invest directly in the S&P 500(R) Index.
This material must be preceded or accompanied by a current prospectus.
Distributor: UMB Distribution Services, LLC, 3/06

 GREEN CENTURY FUNDS EXPENSE EXAMPLE
 For the six months ended January 31, 2006


   As a shareholder of the Green Century Funds (the "Funds"), you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees (for the Green Century Balanced Fund only); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
   The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006 (the "period").

Actual Expenses
   The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of either of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on shares held for 60 days or less. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

                                  BALANCED FUND                           EQUITY FUND
                      -------------------------------------- --------------------------------------
                      BEGINNING   ENDING        EXPENSES     BEGINNING   ENDING        EXPENSES
                       ACCOUNT    ACCOUNT     PAID DURING     ACCOUNT    ACCOUNT     PAID DURING
                        VALUE      VALUE    THE PERIOD ENDED   VALUE      VALUE    THE PERIOD ENDED
                      AUGUST 1, JANUARY 31,   JANUARY 31,    AUGUST 1, JANUARY 31,   JANUARY 31,
                        2005       2006         2006/1/        2005       2006        2006/1,2/
Actual Example....... $1,000.00  $1,006.10       $12.05      $1,000.00  $1,028.30       $7.67
Hypothetical Example,
 assuming a 5% return
 before expenses.....  1,000.00   1,012.99        12.09       1,000.00   1,017.44        7.63

/1/ Expenses are equal to the Funds' annualized expense ratios (2.38% for the Balanced Fund and 1.50% for the Equity Fund), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
/2/ The Example reflects the expenses of both the Index Trust and the Equity
Fund.

 GREEN CENTURY BALANCED FUND INVESTMENTS BY INDUSTRY
 As a percentage of net assets, as of January 31, 2006
                                    [CHART]

              GREEN CENTURY BALANCED FUND INVESTMENTS BY INDUSTRY
              As a percentage of net assets, as of January 31, 2006

U.S. Government Agencies                 9.7%
Diversified Financial Services           8.7%
Health Care Products                     7.1%
Telecommunications                       6.7%
Banks                                    6.5%
Other*                                   6.2%
Insurance                                6.1%
Software                                 4.7%
Transportation                           4.1%
Manufacturing                            3.9%
Food & Beverage                          3.9%
Semiconductors                           3.4%
Cash Equivalents & Other Assets          3.1%
Healthy Living                           3.0%
Computers                                2.9%
Electrical Components & Equipment        2.5%
Biotechnology                            2.2%
Alternative/Renewable Energy             2.2%
Office Equipment                         2.1%
Auto Parts & Equipment                   1.9%
Media                                    1.9%
Healthcare                               1.9%
Packaging & Containers                   1.8%
Internet                                 1.8%
Healthcare Services                      1.7%



   *Other includes: Auto Manufacturing, 1.4%; Retail, 1.3%; Electronics, 1.2%; Housewares, 0.9%; Pharmaceuticals, 0.6%; Commercial Services, 0.4%; Apparel, 0.4%
 GREEN CENTURY EQUITY FUND INVESTMENTS BY INDUSTRY
 As a percentage of net assets, as of January 31, 2006
                                       [CHART]

               GREEN CENTURY EQUITY FUND INVESTMENTS BY INDUSTRY
               As a percentage of net assets, as of January 31, 2006

   Financials                             21.2%
   Information Technology                 20.3%
   Consumer Discretionary                 14.7%
   Health Care                            13.5%
   Consumer Staples                       11.7%
   Industrials                             6.6%
   Telecommunication Services              5.4%
   Energy                                  3.7%
   Materials                               1.7%
   Utilities                               0.8%
   Other Assets, Net of Liabilities        0.4%

 GREEN CENTURY FUNDS FINANCIAL STATEMENTS

                          GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                January 31, 2006
                                  (unaudited)

COMMON STOCKS -- 67.6%
                                   SHARES    VALUE
Healthcare Products -- 7.1%
Dentsply International, Inc....... 12,500 $   671,250
Johnson & Johnson................. 21,590   1,242,289
Medtronic, Inc.................... 17,320     978,060
Merge Technologies, Inc. (b)......  6,540     172,656
St. Jude Medical, Inc. (b)........ 13,590     667,677
                                          -----------
                                            3,731,932
                                          -----------
Diversified Financial Services -- 6.9%
American Express Company.......... 17,780     932,561
Citigroup, Inc.................... 18,980     884,088
JPMorgan Chase & Company.......... 21,570     857,408
SLM Corporation................... 17,040     953,558
                                          -----------
                                            3,627,615
                                          -----------
Insurance -- 6.1%
AFLAC, Inc........................ 12,155     570,678
Ambac Financial Group, Inc........  5,260     404,021
American International Group, Inc. 13,590     889,601
Chubb Corporation.................  9,335     880,757
Progressive Corporation...........  4,335     455,348
                                          -----------
                                            3,200,405
                                          -----------
Software -- 4.7%
Cognos, Inc. (b)(c)............... 15,370     585,597
Microsoft Corporation............. 35,785   1,007,348
Oracle Corporation (b)............ 71,760     902,023
                                          -----------
                                            2,494,968
                                          -----------
Banks -- 4.6%
Bank of America Corporation....... 19,970     883,273
East West Bancorp, Inc............  7,125     262,984
HDFC Bank Ltd. American
 Depository Receipt (c)........... 13,280     789,363
TCF Financial Corporation......... 18,980     474,310
                                          -----------
                                            2,409,930
                                          -----------
Manufacturing -- 3.9%
3M Company........................ 11,945     868,999
Illinois Tool Works, Inc.......... 13,995   1,179,638
                                          -----------
                                            2,048,637
                                          -----------

                                    SHARES    VALUE
Telecommunications -- 3.7%
Bell South Corporation............. 33,670 $   968,686
Cisco Systems, Inc. (b)............ 52,090     967,311
                                           -----------
                                             1,935,997
                                           -----------
Semiconductors -- 3.4%
Analog Devices, Inc................ 18,590     739,324
Intel Corporation.................. 48,640   1,034,573
                                           -----------
                                             1,773,897
                                           -----------
Transportation -- 3.2%
East Japan Railway Company (c).....     56     389,869
FedEx Corporation..................  3,920     396,508
United Parcel Service, Inc......... 12,450     932,629
                                           -----------
                                             1,719,006
                                           -----------
Electrical Components & Equipment -- 2.5%
Emerson Electric Company........... 14,455   1,119,540
Intermagnetics General
 Corporation (b)...................  5,330     215,012
                                           -----------
                                             1,334,552
                                           -----------
Biotechnology -- 2.2%
Amgen, Inc. (b).................... 11,100     809,079
Novozymes A/S (c)..................  6,860     381,117
                                           -----------
                                             1,190,196
                                           -----------
Alternative/Renewable Energy -- 2.2%
FuelCell Energy, Inc. (b).......... 21,885     236,577
Gamesa Corporation Tecnologica,
 S.A. (c).......................... 28,470     463,253
Powershares Wilderhill Clean Energy
 Portfolio (b)..................... 22,440     460,020
                                           -----------
                                             1,159,850
                                           -----------
Auto Parts & Equipment -- 1.9%
Johnson Controls, Inc.............. 14,600   1,010,904
                                           -----------
Media -- 1.9%
McGraw-Hill Companies, Inc......... 16,310     832,462
John Wiley & Sons, Inc.............  4,675     177,183
                                           -----------
                                             1,009,645
                                           -----------

                          GREEN CENTURY BALANCED FUND
                    PORTFOLIO OF INVESTMENTS -- (continued)

                                January 31, 2006
                                  (unaudited)

                                    SHARES    VALUE
Packaging & Containers -- 1.8%
Sealed Air Corporation (b)......... 17,560 $   970,541
                                           -----------
Internet -- 1.8%
Internet Security Systems (b)...... 43,570     928,912
                                           -----------
Healthcare Services -- 1.7%
United Health Group, Inc........... 14,910     885,952
                                           -----------
Food & Beverage -- 1.4%
Green Mountain Coffee Roasters,
 Inc. (b)..........................  4,755     182,116
JM Smucker Company................. 13,380     582,030
                                           -----------
                                               764,146
                                           -----------
Retail -- 1.3%
Staples, Inc....................... 29,910     709,166
                                           -----------
Healthy Living -- 1.2%
United Natural Foods, Inc. (b)..... 12,625     408,166
Whole Foods Market, Inc............  3,270     241,555
                                           -----------
                                               649,721
                                           -----------
Electronics -- 1.2%
Itron, Inc. (b)....................  4,410     211,107
NAM TAI Electronics, Inc. (c)...... 18,350     428,840
                                           -----------
                                               639,947
                                           -----------
Computers -- 1.0%
Apple Computer, Inc. (b)...........  2,885     217,846
EMC Corporation (b)................ 22,480     301,232
                                           -----------
                                               519,078
                                           -----------
Pharmaceuticals -- 0.6%
Teva Pharmaceutical Industries Ltd.
 American Depository Receipt (c)...  6,885     293,508
                                           -----------
Auto Manufacturing -- 0.5%
Toyota Motor Corporation American
 Depository Receipt (c)............  2,460     255,127
                                           -----------
Commercial Services -- 0.4%
Bright Horizons Family Solutions,
 Inc. (b)..........................  5,120     200,090
                                           -----------
Apparel -- 0.4%
The Timberland Company (b).........  5,630     196,825
                                           -----------
Total Common Stocks
 (Cost $34,645,984)................         35,660,547

                               PRINCIPAL
                                AMOUNT       VALUE
CORPORATE BONDS & NOTES -- 19.6%
Telecommunications -- 3.0%
AT&T Corporation
 9.05%, due 11/15/11.......... $1,000,000 $ 1,103,307
Bell South Corporation
 4.75%, due 11/15/12..........    500,000     483,523
                                          -----------
                                            1,586,830
                                          -----------
Food & Beverage -- 2.5%
Dean Foods Company
 8.15%, due 8/1/07............  1,300,000   1,345,500
                                          -----------
Office Equipment -- 2.1%
Xerox Corporation
 7.625%, due 6/15/13..........  1,000,000   1,067,500
                                          -----------
Computers -- 1.9%
IBM Corporation
 6.45%, due 8/01/07...........    500,000     510,626
Lexmark International, Inc.
 6.75%, due 5/15/08...........    500,000     513,594
                                          -----------
                                            1,024,220
                                          -----------
Healthcare -- 1.9%
HCA, Inc.
 6.30%, due 10/1/12...........  1,000,000   1,000,124
                                          -----------
Banks -- 1.9%
Fleet National Bank
 5.75%, due 1/15/09...........    500,000     509,953
M&I Marshall & Ilsley Bank
 3.95%, due 8/14/09...........    500,000     485,603
                                          -----------
                                              995,556
                                          -----------
Diversified Financials -- 1.8%
JPMorgan Chase & Company
 4.60%, due 1/17/11...........    500,000     489,680
JPMorgan Chase & Company
 4.50%, due 1/15/12...........    500,000     481,944
                                          -----------
                                              971,624
                                          -----------
Healthy Living -- 1.8%
NBTY, Inc. (f)
 7.125%, due 10/1/15..........  1,000,000     942,500
                                          -----------

                          GREEN CENTURY BALANCED FUND
                    PORTFOLIO OF INVESTMENTS -- (concluded)

                                January 31, 2006
                                  (unaudited)

                                PRINCIPAL
                                 AMOUNT       VALUE
Auto Manufacturing -- 0.9%
Toyota Motor Credit Corporation
 4.125%, due 7/25/17 (c)(e).... $  500,000 $   488,279
                                           -----------
Transportation -- 0.9%
Ryder System, Inc.
 4.625%, due 4/01/10...........    500,000     483,620
                                           -----------
Housewares -- 0.9%
Newell Rubbermaid, Inc.
 4.00%, due 05/01/10...........    500,000     472,188
                                           -----------
Total Corporate Bonds and Notes
 (Cost $10,490,722)............             10,377,941
                                           -----------
U.S. GOVERNMENT AGENCIES -- 9.7%
Fannie Mae
 5.00%, due 11/14/08...........    500,000     499,405
Fannie Mae
 5.50%, due 03/01/12...........    581,358     586,645
Federal Home Loan Bank
 4.6%, due 04/11/08............    500,000     497,984
Federal Home Loan Bank
 5.14%, due 01/13/09...........    500,000     499,295
Federal Home Loan Bank
 4.265%, due 07/08/15..........    500,000     469,729
Freddie Mac
 5.00%, due 11/01/10...........    500,000     496,587
SLM Corporation
 4.00%, due 7/25/14 (d)........  2,235,000   2,092,631
                                           -----------
Total U.S. Government Agencies
 (Cost $5,289,690).............              5,142,276
                                           -----------

                                                    VALUE
SHORT TERM OBLIGATION -- 3.0%
Repurchase Agreement
Investors Bank & Trust
 Repurchase Agreement, 3.01%, dated
 01/31/06, due 02/01/06, proceeds $1,576,776
 (collateralized by U.S. Treasury Bonds, 8.125%,
 due 08/15/2019, value $1,608,177)
 (Cost $1,576,644).............................. $ 1,576,644
                                                 -----------
TOTAL INVESTMENTS (a) -- 99.9%
  (Cost $52,003,040)..........................    52,757,408
                                                 -----------
Other Assets Less Liabilities -- 0.1%...........      98,758
                                                 -----------
NET ASSETS -- 100.0%............................ $52,856,166
                                                 ===========

--------
(a)The cost of investments for federal income tax purposes is $52,012,353 resulting in gross unrealized appreciation and depreciation of $1,926,380 and $1,181,325, respectively, or net unrealized appreciation of $745,055.
(b)Non-income producing security.
(c)Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(d)Floating rate bond. Rate shown is currently in effect at January 31, 2006.
(e)Step rate bond. Rate shown is currently in effect at January 31, 2006.
(f)The following securities were purchased under Rule 144A of the Securities Act of 1933:

                                   Acquisition
              Description             Date        Cost     Value
              ----------------------------------------------------
              NBTY, Inc.
               7.125%, due 10/1/15  9/20/2005  $1,000,000 $942,500

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 2006
                                  (unaudited)

  ASSETS:
  Investments, at value (cost $52,003,040)...................... $ 52,757,408
  Receivables for:
    Capital stock sold..........................................          514
    Dividends...................................................       23,184
    Interest....................................................      207,574
                                                                 ------------
     Total assets...............................................   52,988,680
                                                                 ------------
  LIABILITIES:
  Payable for capital stock repurchased.........................       23,481
  Accrued expenses..............................................      109,033
                                                                 ------------
     Total liabilities..........................................      132,514
                                                                 ------------
  NET ASSETS.................................................... $ 52,856,166
                                                                 ============
  NET ASSETS CONSIST OF:
  Paid-in capital............................................... $ 65,239,663
  Undistributed net investment income...........................         (106)
  Accumulated net realized losses on investments................  (13,137,759)
  Net unrealized appreciation on investments....................      754,368
                                                                 ------------
  NET ASSETS.................................................... $ 52,856,166
                                                                 ============
  SHARES OUTSTANDING............................................    3,181,845
                                                                 ============
  NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE $      16.61
                                                                 ============

                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2006
                                  (unaudited)

     INVESTMENT INCOME:
     Interest income.......................................... $   590,050
     Dividend income (net of $1,559 foreign withholding taxes)     133,213
                                                               -----------
        Total investment income...............................     723,263
                                                               -----------
     EXPENSES:
     Administrative services fee..............................     401,640
     Investment advisory fee..................................     217,956
     Distribution fee.........................................      72,652
                                                               -----------
        Total expenses........................................     692,248
                                                               -----------
     NET INVESTMENT INCOME....................................      31,015
                                                               -----------
     NET REALIZED AND UNREALIZED GAINS (LOSSES):
     Net realized gain on:
       Investments............................................   6,131,019
       Options written........................................      29,164
                                                               -----------
                                                                 6,160,183
     Change in net unrealized appreciation/depreciation on:
       Investments............................................  (5,729,052)
                                                               -----------
                                                                (5,729,052)
                                                               -----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........     431,131
                                                               -----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..... $   462,146
                                                               ===========

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           FOR THE SIX       FOR THE
                                                                                           MONTHS ENDED    YEAR ENDED
                                                                                         JANUARY 31, 2006 JULY 31, 2005
                                                                                           (UNAUDITED)      (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income.................................................................   $     31,015   $    208,555
  Net realized gains on investments and options written.................................      6,160,183      2,258,782
  Change in net unrealized appreciation/depreciation on investments and options written.     (5,729,052)     6,620,244
                                                                                           ------------   ------------
  Net increase in net assets resulting from operations..................................        462,146      9,087,581
                                                                                           ------------   ------------
Dividends and distributions to shareholders:
  From net investment income............................................................        (36,974)      (227,807)
                                                                                           ------------   ------------
Capital share transactions:
  Proceeds from sales of shares.........................................................      2,900,294     20,616,787
  Reinvestment of dividends and distributions...........................................         35,329        219,865
  Payments for shares redeemed..........................................................    (12,953,972)   (17,644,607)
                                                                                           ------------   ------------
  Net increase (decrease) in net assets resulting from capital share transactions.......    (10,018,349)     3,192,045
                                                                                           ------------   ------------
Total increase (decrease) in net assets.................................................     (9,593,177)    12,051,819
NET ASSETS:
  Beginning of period...................................................................     62,449,343     50,397,524
                                                                                           ------------   ------------
  End of period.........................................................................   $ 52,856,166   $ 62,449,343
                                                                                           ============   ============

                          GREEN CENTURY BALANCED FUND
                             FINANCIAL HIGHLIGHTS




                                                            FOR THE SIX
                                                            MONTHS ENDED            FOR THE YEARS ENDED JULY 31,
                                                          JANUARY 31, 2006 --------------------------------------------
                                                            (UNAUDITED)      2005     2004     2003     2002      2001
Net Asset Value, beginning of period.....................     $ 16.52      $ 14.11  $ 13.88  $ 10.30  $ 15.94   $ 23.56
                                                              -------      -------  -------  -------  -------   -------
Income from investment operations:
  Net investment income..................................        0.01         0.05     0.12     0.16     0.14      0.10
  Net realized and unrealized gain (loss) on investments.        0.09         2.42     0.23     3.59    (5.66)    (4.10)
                                                              -------      -------  -------  -------  -------   -------
Total increase (decrease) from investment operations.....        0.10         2.47     0.35     3.75    (5.52)    (4.00)
                                                              -------      -------  -------  -------  -------   -------
Less dividends and distributions:
  Dividends from net investment income...................       (0.01)       (0.06)   (0.12)   (0.17)   (0.12)    (0.11)
  Distributions from net realized gains..................          --           --       --       --       --     (3.51)
                                                              -------      -------  -------  -------  -------   -------
Total decrease from dividends and distributions..........       (0.01)       (0.06)   (0.12)   (0.17)   (0.12)    (3.62)
                                                              -------      -------  -------  -------  -------   -------
Net Asset Value, end of period...........................     $ 16.61      $ 16.52  $ 14.11  $ 13.88  $ 10.30   $ 15.94
                                                              =======      =======  =======  =======  =======   =======
Total return.............................................        0.61%(a)    17.41%    2.49%   36.83%  (34.80)%  (19.19)%
Ratios/Supplemental data:
  Net assets, end of period (in 000's)...................     $52,856      $62,449  $50,398  $71,306  $36,225   $63,654
  Ratio of expenses to average net assets................        2.38%(b)     2.38%    2.37%    2.44%    2.39%     2.35%
  Ratio of net investment income to average net assets...        0.11%(b)     0.35%    0.71%    1.51%    0.95%     0.60%
  Portfolio turnover.....................................          85%(a)       86%      81%      94%      70%       91%

(a)Not annualized
(b)Annualized

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 2006
                                  (unaudited)

  ASSETS:
  Investment in Domini Social Index Trust, at value............. $34,952,054
  Receivable for capital stock sold.............................         354
                                                                 -----------
     Total assets...............................................  34,952,408
                                                                 -----------
  LIABILITIES:
  Payable for capital stock repurchased.........................       6,280
  Accrued expenses..............................................      37,361
                                                                 -----------
     Total liabilities..........................................      43,641
                                                                 -----------
  NET ASSETS.................................................... $34,908,767
                                                                 ===========
  NET ASSETS CONSIST OF:
  Paid-in capital............................................... $34,948,930
  Undistributed net investment income...........................       5,518
  Undistributed net realized loss on investment.................  (7,622,724)
  Net unrealized appreciation on investment.....................   7,577,043
                                                                 -----------
  NET ASSETS.................................................... $34,908,767
                                                                 ===========
  SHARES OUTSTANDING............................................   1,708,226
                                                                 ===========
  NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE $     20.44
                                                                 ===========

                           GREEN CENTURY EQUITY FUND
                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 2006
                                  (unaudited)

NET INVESTMENT INCOME FROM INDEX TRUST:
Investment income from Index Trust.......................................................... $  292,336
Expenses from Index Trust...................................................................    (36,524)
                                                                                             ----------
   Net investment income from Index Trust...................................................    255,812
                                                                                             ----------
EXPENSES:
Administrative services fee.................................................................    224,180
                                                                                             ----------
NET INVESTMENT INCOME.......................................................................     31,632
                                                                                             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM INDEX TRUST:
Net realized losses on investment allocated from Index Trust................................   (532,928)
Change in net unrealized appreciation/depreciation on investments allocated from Index Trust  1,451,314
                                                                                             ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT..............................................    918,386
                                                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................ $  950,018
                                                                                             ==========


                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      FOR THE SIX       FOR THE
                                                                                      MONTHS ENDED    YEAR ENDED
                                                                                    JANUARY 31, 2006 JULY 31, 2005
                                                                                      (UNAUDITED)      (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income............................................................   $    31,632     $   220,353
  Net realized loss on investment allocated from Index Trust.......................      (532,928)       (958,552)
  Change in net unrealized appreciation/depreciation on investments allocated from
   Index Trust.....................................................................     1,451,314       4,049,559
                                                                                      -----------     -----------
  Net increase in net assets resulting from operations.............................       950,018       3,311,360
                                                                                      -----------     -----------
Dividends and distributions to shareholders:
  From net investment income.......................................................       (55,690)       (190,777)
                                                                                      -----------     -----------
Capital share transactions:
  Proceeds from sales of shares....................................................     1,013,249       3,513,790
  Reinvestment of dividends and distributions......................................        54,196         184,204
  Payments for shares redeemed.....................................................    (2,436,452)     (4,587,617)
                                                                                      -----------     -----------
  Net increase (decrease) in net assets resulting from capital share transactions..    (1,369,007)       (889,623)
                                                                                      -----------     -----------
Total increase (decrease) in net assets............................................      (474,679)      2,230,960
NET ASSETS:
  Beginning of period..............................................................    35,383,446      33,152,486
                                                                                      -----------     -----------
  End of period....................................................................   $34,908,767     $35,383,446
                                                                                      ===========     ===========

                           GREEN CENTURY EQUITY FUND
                             FINANCIAL HIGHLIGHTS

                                                                 FOR THE SIX
                                                                 MONTHS ENDED            FOR THE YEARS ENDED JULY 31,
                                                               JANUARY 31, 2006 ---------------------------------------------
                                                                 (UNAUDITED)      2005     2004      2003     2002      2001
Net Asset Value, beginning of period..........................     $ 19.91      $ 18.18  $ 16.45   $ 14.85  $ 20.84   $ 26.42
                                                                   -------      -------  -------   -------  -------   -------
Income from investment operations:
  Net investment income (loss)................................        0.02         0.12       --      0.01    (0.05)    (0.11)
  Net realized and unrealized gain (loss) on investment.......        0.54         1.72     1.74      1.59    (4.62)    (4.66)
                                                                   -------      -------  -------   -------  -------   -------
Total increase (decrease) from investment operations..........        0.56         1.84     1.74      1.60    (4.67)    (4.77)
                                                                   -------      -------  -------   -------  -------   -------
Less dividends and distributions:
  Dividends from net investment income........................       (0.03)       (0.11)   (0.01)       --       --        --
  Distributions from net realized gains.......................          --           --       --        --    (1.32)    (0.81)
                                                                   -------      -------  -------   -------  -------   -------
Total decrease from dividends and distributions...............       (0.03)       (0.11)   (0.01)       --    (1.32)    (0.81)
                                                                   -------      -------  -------   -------  -------   -------
Net Asset Value, end of period................................     $ 20.44      $ 19.91  $ 18.18   $ 16.45  $ 14.85   $ 20.84
                                                                   =======      =======  =======   =======  =======   =======
Total return..................................................        2.83%(b)    10.10%   10.61%    10.77%  (23.67)%  (18.34)%
Ratios/Supplemental data:
  Net assets, end of period (in 000's)........................     $34,909      $35,383  $33,152   $29,347  $27,387   $35,037
  Ratio of expenses to average net assets.....................        1.50%(c)     1.50%    1.50%     1.50%    1.50%     1.50%
  Ratio of net investment income (loss) to average net assets.        0.18%(c)     0.64%   (0.01)%    0.05%   (0.26)%   (0.51)%
  Portfolio turnover (a)......................................           7%(b)        9%       8%        8%      13%       19%

(a)Represents portfolio turnover for the Index Trust.
(b)Not annualized.
(c)Annualized.


                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (unaudited)

NOTE 1 -- Organization and Significant Accounting Policies
   Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
   The Equity Fund invests substantially all of its assets in the Domini Social Index Trust (the "Index Trust"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Trust as a partnership investment and records its share of the Index Trust income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Trust (2.27% at January 31, 2006). The financial statements of the Index Trust are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:
    (A)Balanced Fund Investment Valuation: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market(R) and SmallCap/SM/ securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS -- (continued)

       Equity Fund Investment Valuation: The Equity Fund records its investment in the Index Trust at fair value. Valuation of securities held by the Index Trust is discussed in Note 1 of the Index Trust's Notes to Financial Statements which are included elsewhere in this report.
    (B)Balanced Fund Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
       Equity Fund Securities Transactions, Investment Income and
       Expenses: The Equity Fund records daily its proportionate share of the Index Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.
    (C)Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.
       The Balanced Fund may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Balanced Fund continues to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.
    (D)Repurchase Agreements: The Balanced Fund may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Balanced Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Balanced Fund requires that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Balanced Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.
    (E)Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS -- (continued)

       To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
    (F)Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.
    (G)Redemption Fee: A 2.00% redemption fee is retained by the Funds to offset the effect of transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 60 days or less from their purchase date. For the six months ended January 31, 2006, the Balanced Fund and Equity Fund received $2,910 and $406, respectively, in redemption fees.

NOTE 2 -- Transactions With Affiliates
    (A)Investment Adviser: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.
    (B)Subadviser: From August 1, 2005 through November 27, 2005, Adams Harkness Asset Management, Inc. ("AHAM"), formerly Adams, Harkness & Hill, Inc., was the subadviser for the Balanced Fund. For its services, AHAM was paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually based on performance. For the period ended January 31, 2006, Green Century accrued fees of $89,955 to AHAM. As of November 28, 2005, Trillium Asset Management Corporation ("Trillium") is the subadviser for the Balanced Fund. Pursuant to an Investment Subadvisory Agreement (the "Agreement") between and among the Trust on behalf of the Balanced Fund, Green Century and Trillium, Trillium is paid a fee by the Adviser at an annual rate of 0.40% on the first $30,000,000 of average daily net assets and 0.35% on average daily net assets in excess of $30,000,000 for its services. Until the shareholders of the Balanced Fund approve the Agreement, Trillium is paid a fee by the Adviser at an annual rate no higher than the rate that the Adviser would have paid AHAM if AHAM were still the subadviser for the Balanced Fund. For the period ended January 31, 2006, Green Century accrued fees of $25,927 to Trillium.
    (C)Administrator: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at a rate such that immediately following any payment to the Administrator, total operating expenses, on an annual basis, are limited to 2.50% of the Fund's average daily net assets up to $30 million, 2.25% of the Fund's average daily net assets from $30 million to $100 million, and 1.75% of the

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS -- (continued)

       Fund's average daily net assets in excess of $100 million, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Trust (including investment advisory and distribution fees), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.
    (D)Subadministrator: Pursuant to a Subadministrative Services Agreement with the Administrator, UMB Fund Services, Inc. ("UMBFS") as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 2006, Green Century accrued fees of $42,256 and $38,660 to UMBFS related to services performed on behalf of the Balanced Fund and the Equity Fund, respectively.
    (E)Distribution Plan: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund pay a fee to UMB Distribution Services, LLC as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended January 31, 2006, the Balanced Fund accrued and paid $72,652 to UMB Distribution Services, LLC for services provided pursuant to the Plan.

NOTE 3 -- Investment Transactions
   The Balanced Fund's cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $46,860,957 and $50,716,075, respectively, for the six months ended January 31, 2006.
   The Balanced Fund's activity in written options for the six months ended January 31, 2006 was as follows:

                                                         PREMIUM  CONTRACTS
                                                        --------  ---------
     Options outstanding at July 31, 2005.............. $     --      --
     Options written...................................   30,831     250
     Options exercised.................................       --      --
     Options expired...................................       --      --
     Options closed....................................  (30,831)   (250)
                                                        --------    ----
     Options outstanding at January 31, 2006........... $     --      --
                                                        ========    ====

   Additions and reductions in the Equity Fund's investment in the Index Trust aggregated $1,034,489 and $2,713,490, respectively, for the six months ended January 31, 2006.
   The tax basis of the components of distributable net earnings (deficit) at July 31, 2005 were as follows:

                                                             BALANCED FUND EQUITY FUND
                                                             ------------- -----------
Undistributed ordinary income............................... $      5,853  $    29,576
Accumulated loss carryforwards..............................  (19,294,841)  (4,916,962)
Unrealized appreciation (depreciation) on investments.......    6,480,319    3,952,895
                                                             ------------  -----------
Distributable net deficit................................... $(12,808,669) $  (934,491)
                                                             ============  ===========

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                  NOTES TO FINANCIAL STATEMENTS -- (concluded)


   The Balanced and Equity Funds have accumulated capital loss carryforwards of $19,294,841 and $4,234,912 respectively, of which $9,924,611 and $0, respectively, expire in the year 2010, $9,370,230 and $3,840,474, respectively, expire in the year 2011 and $0 and $394,438, respectively, expire in the year 2012. To the extent that either Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. The Balanced and Equity Funds utilized $2,198,223 and $9,341, respectively, of their capital loss carryforwards during the year ended July 31, 2005.
   At July 31, 2005, the Equity Fund had net realized capital losses on transactions between November 1, 2004 and July 31, 2005 of $682,050, which for tax purposes are deferred and will be recognized in fiscal year 2006.
   The tax character of distributions paid during the fiscal years ended July 31, 2005 and 2004 were as follows:

                                      BALANCED FUND                EQUITY FUND
                               --------------------------- ---------------------------
                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                               JULY 31, 2005 JULY 31, 2004 JULY 31, 2005 JULY 31, 2004
Ordinary income...............   $227,807      $480,216      $190,777       $26,089
Long-term capital gains.......         --            --            --            --

NOTE 4 -- Capital Share Transactions
   Capital Share transactions for the Balanced Fund and the Equity Fund were as follows:

                                  BALANCED FUND                   EQUITY FUND
                          -----------------------------  -----------------------------
                            FOR THE SIX       FOR THE      FOR THE SIX       FOR THE
                            MONTHS ENDED    YEAR ENDED     MONTHS ENDED    YEAR ENDED
                          JANUARY 31, 2006 JULY 31, 2005 JANUARY 31, 2006 JULY 31, 2005
Shares sold..............      174,306       1,333,670         50,758        185,782
Reinvestment of dividends        2,119          13,635          2,690          9,303
Shares redeemed..........     (775,430)     (1,137,060)      (122,560)      (241,433)
                              --------      ----------       --------       --------
                              (599,005)        210,245        (69,112)       (46,348)
                              ========      ==========       ========       ========

 BOARD OF TRUSTEES' CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS


   The Board of Trustees of the Balanced Fund considered and approved three advisory and subadvisory agreements during the six months ended January 31, 2006.

INVESTMENT ADVISORY AGREEMENT WITH GREEN CENTURY CAPITAL MANAGEMENT, INC.
   The Board, including the Independent Trustees, most recently approved the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust, on behalf of the Balanced Fund, and Green Century Capital Management, Inc. ("Green Century" or the "Adviser"), at a meeting on September 30, 2005. In connection with their deliberations at that meeting, and at a separate meeting of the Independent Trustees held on September 27, 2005, the Trustees considered, among other things, information provided by Green Century regarding (1) the investment performance of the Fund, (2) expenses of the Fund and the advisory fee paid to Green Century, and (3) the profitability to Green Century of its advisory relationship to the Balanced Fund. The Independent Trustees were advised by independent counsel in considering these materials and the continuance of the Advisory Agreement. The Trustees considered all the information provided to them by Green Century, including information provided throughout the year. In approving the continuance of the Advisory Agreement at the meeting held on September 30, 2005, the Board, including the Independent Trustees, did not identify any single factor as determinative. Matters considered in connection with their approval of the Advisory Agreement included the following.

   Nature, Quality, and Extent of Services Performed. The Trustees considered the scope and quality of the services performed for the Balanced Fund by the Adviser, including the resources dedicated by the Adviser. These services included the oversight provided by the Adviser with respect to the portfolio management and performance of the Balanced Fund; monitoring the implementation of the Balanced Fund's environmental screens; implementing the environmental policies of the Balanced Fund by voting the Balanced Fund's shareholder proxies; and overall compliance oversight, provided by the Adviser. In addition, the Trustees considered the administrative services provided by the Adviser to the Balanced Fund, including the coordination of the activities of all of the Balanced Fund's other service providers.
   Based on its review of all of the services provided, the Trustees concluded that the nature, quality and extent of services provided by the Adviser supported the continuance of the Advisory Agreement.

   The Costs of the Services to be Provided and the Profits to be Realized by the Adviser. The Trustees considered the costs of the services provided to the Balanced Fund and the profitability and fall-out benefits to the Adviser from its arrangement with the Balanced Fund.
   The Trustees reviewed and considered an analysis of the advisory fee and total expense ratio of the Balanced Fund, and comparative data for multiple categories of mutual funds included in and as defined by Strategic Insight's mutual fund database Simfund 2 comprising 7,196 mutual funds. The Trustees noted that the advisory fee was higher than the average advisory fee for all balanced funds and slightly lower than the average advisory fee for socially responsible balanced funds. The Trustees further noted that the total expense ratio of the Balanced Fund was significantly higher than the average total expense ratio for any of the five categories of comparison funds included in the Simfund 2 database.
   Green Century provided the Trustees with information prepared by the Adviser relating to the profitability to Green Century of its advisory relationship to the Balanced Fund. In that regard, the Trustees considered the subadvisory fee and the other expenses incurred by the Adviser in providing advisory services to the Balanced Fund. The Trustees also considered the fee received by the Adviser for providing administrative services to the Balanced Fund and the expenses incurred by the Adviser in providing those services. In considering the cost allocation methodology used by Green Century, the Trustees took under consideration that the Adviser does not provide advisory or administrative services to other mutual fund or non-mutual fund clients other than the administrative services it provides to the Equity Fund. The Trustees also considered Green Century's non-profit ownership structure, its cost structure and personnel needs, and its investment in shareholder advocacy to further the Balanced Fund's stated objective of promoting greater corporate environmental accountability. After reviewing the information described above, the Independent Trustees concluded that the fees provided in the Advisory Agreement, taking into account the costs of the services provided by the Adviser and the profitability to the Adviser of its relationship with the Balanced Fund, supported the continuance of the Advisory Agreement.
   With respect to fall-out benefits, the Trustees considered that neither Green Century nor any affiliate of Green Century receives any brokerage fees, soft dollar benefits, liquidity rebates from electronic communications networks or payments for order flow from the trades executed for the Balanced Fund. The Trustees noted that Green Century does benefit intangibly from its relationship with the Balanced Fund due to the Funds' reputation as the first family of no-load environmentally responsible mutual funds. Further, pursuant to the Advisory Agreement, Green Century has reserved for itself the rights to the names "Green Century Funds" and any similar names; thus, Green Century may benefit in the future from developing other funds or investment products with the Green Century brand. The Trustees concluded that the fall-out benefits to be realized by Green Century were appropriate and supported the continuance of the Advisory Agreement.

   Investment Performance. The Trustees reviewed and considered information regarding the investment performance of the Balanced Fund and comparative data with respect to the performance of other funds designated by Lipper to have similar investment objectives as well as the Balanced Fund's performance measured against the Lipper Balanced Fund Index, a broad-based balanced fund market index. The Trustees noted that as of the periods ended August 31, 2005, the Balanced Fund's one-, three-, and ten-year average annual returns had significantly outperformed the Lipper Balanced Fund Index, while the Balanced Fund's 5-year average annual return had significantly underperformed the benchmark. The Trustees also considered the performance information they had been provided throughout the year. After considering all the factors deemed appropriate, the Trustees, including the Independent Trustees, concluded that the performance of the Balanced Fund supported the continuance of the Advisory Agreement.

   Economies of Scale. The Trustees also considered whether economies of scale could be realized by the Adviser as the Balanced Fund grew in asset size and the extent to which such economies of scale were reflected in the level of fees charged. They noted the relatively small size of the Balanced Fund and the resultant difficulty for the Adviser to achieve meaningful economies of scale. They considered that if the assets were to increase, the Balanced Fund could have the opportunity to experience economies of scale as fixed costs would become a smaller percentage of the Fund's assets and some of the Fund's service providers' fees, as a percentage of the Fund's assets, could decrease. They also noted that pursuant to an Administrative Services Agreement between the Trust and Green Century, the administrative fees paid Green Century included breakpoints, particularly as assets rise above $100 million. The Trustees concluded that economies of scale could be realized as the Fund grew and that the overall expenses of the Fund should decrease as assets increase.
   Based on a review of all factors deemed relevant, the Trustees, including each of the Independent Trustees, concluded that the Advisory Agreement should be continued and that they would consider whether to renew the Advisory Agreement after a one-year period.

INVESTMENT SUBADVISORY AGREEMENT WITH ADAMS HARKNESS ASSET MANAGEMENT
   At a meeting held on September 30, 2005, the Board, including the Independent Trustees, approved the continuance of the Investment Subadvisory Agreement between the Trust, on behalf of the Balanced Fund, Green Century, and Adams Harkness Asset Management ("AHAM") (the "AHAM Subadvisory Agreement"). In connection with their deliberations at that meeting, and at a separate meeting of the Independent Trustees held on September 27, 2005, the Trustees considered, among other things, information provided by Green Century and AHAM regarding (1) the investment performance of the Fund, (2) the subadvisory fee paid by Green Century to AHAM, and (3) the profitability of the AHAM Subadvisory Agreement to AHAM. The Independent Trustees were advised by independent counsel in considering these materials and the continuance of the AHAM Subadvisory Agreement. The Trustees considered all the information provided to them by Green Century and AHAM, including information provided throughout the year. In approving the continuance of the AHAM Subadvisory Agreement at the meeting held on September 30, 2005, the Board, including the Independent Trustees, did not identify any single factor as determinative. Matters considered in connection with their approval of the AHAM Subadvisory Agreement included the following.

   Nature, Quality, and Extent of Services Performed. The Trustees considered the scope and quality of the services performed for the Balanced Fund by AHAM, including the resources dedicated by AHAM. The Trustees considered, among other things, the personnel, resources and brokerage services provided to the Balanced Fund by AHAM, as well as its compliance program. The Trustees noted that Green Century and AHAM had notified them of AHAM's intent to terminate the AHAM Subadvisory Agreement, effective no later than February 21, 2006.
   Based on its review of all of the services provided and taking into account that AHAM would be terminated as the subadviser to the Balanced Fund prior to February 21, 2006, the Trustees concluded that the nature, quality and extent of services provided by AHAM supported the continuance of the Agreement.

   The Costs of the Services to be Provided and the Profits to be Realized by AHAM. The Trustees considered the costs of the services provided to the Balanced Fund and the profitability and fall-out benefits to AHAM from its arrangement with the Balanced Fund. The Trustees reviewed and considered an analysis of the subadvisory fee of the Balanced Fund and comparative data for multiple categories of mutual funds included in and as defined by Strategic Insight's Simfund 2 database. The Trustees noted that the base subadvisory fee to be paid to AHAM was 0.06% to 0.10% higher than the average fees of the Simfund 2 categories examined, including all balanced funds, all socially responsible mutual funds, small balanced funds, and small socially responsible mutual funds. The Trustees also evaluated the performance fee component of the subadvisory fees paid to AHAM in the past fiscal year and noted that the base subadvisory fee is adjusted up or down by up to 0.20% depending upon the Balanced Fund's performance relative to its benchmark.

   The Trustees reviewed AHAM's fee structure and what it charged other mutual fund clients and considered how AHAM benefited from brokerage and other related benefits in connection with its services for the Balanced Fund. The Trustees noted that AHAM could realize both tangible and intangible fall-out benefits from its relationship with the Balanced Fund, including commission revenue and potentially increased order flow to its affiliated broker Adams Harkness Inc.; soft dollar benefits; and reputational and publicity benefits which could contribute to its ability to market other environmentally sound investment vehicles. After reviewing the information provided, the Trustees concluded that the fees provided in the AHAM Subadvisory Agreement were fair and reasonable and the fall-out benefits to be realized by AHAM were appropriate in light of the usual and customary charges made by others for services of the same nature and quality and taking into account that AHAM would be terminated as the subadviser to the Balanced Fund prior to February 21, 2006.

   Investment Performance. The Trustees reviewed and considered information regarding the investment performance of the Balanced Fund and comparative data with respect to performance of other funds designated by Lipper to have similar investment objectives as well as the Balanced Fund's performance measured against the Lipper Balanced Fund Index. The Trustees noted that as of the periods ended August 31, 2005, the Balanced Fund's one-, three-, and ten-year average annual returns had significantly outperformed the Lipper Balanced Fund Index, while the Balanced Fund's 5-year average annual return had significantly underperformed the benchmark. The Trustees also considered the performance information they had been provided throughout the year. After considering all the factors deemed appropriate, the Trustees, including the Independent Trustees, concluded that the performance of the Balanced Fund supported the continuance of the AHAM Subadvisory Agreement, taking into account the replacement of AHAM in due course.

   Economies of Scale. The Trustees also considered whether economies of scale could be realized by AHAM as the Balanced Fund grew in asset size and the extent to which such economies of scale were reflected in the level of fees charged. They noted that considering the AHAM Subadvisory Agreement was to end no later than February 21, 2006, the Balanced Fund was unlikely to grow sufficiently in the time available to allow AHAM to achieve meaningful economies of scale. They further noted that the fees due to AHAM under the AHAM Subadvisory Agreement were paid by Green Century and not the Balanced Fund. The Trustees concluded that economies of scale could be realized as the Fund grew and that the fees proposed under the AHAM Subadvisory Agreement were appropriate, taking into account the fact that AHAM would be replaced as subadviser in the relatively near future.
   Based on review of all factors deemed relevant, the Trustees, including each of the Independent Trustees, concluded that the AHAM Subadvisory Agreement should be continued in light of the fact that they would consider a new agreement with a new subadviser no later than February 21, 2006.

INVESTMENT SUBADVISORY AGREEMENT WITH TRILLIUM ASSET MANAGEMENT CORPORATION
   At an in-person meeting on November 21, 2005, the Board of Trustees of the Balanced Fund, including a majority of the Independent Trustees, considered the approval of the subadvisory agreement between the Trust, on behalf of the Balanced Fund, Green Century, and Trillium Asset Management Corporation ("Trillium") (the "Trillium Subadvisory Agreement").
   In advance of the meeting, the Independent Trustees submitted to Trillium a written request for information in connection with their consideration of the Trillium Subadvisory Agreement. The Trustees met with representatives of Trillium at the September 30, 2005 Board meeting and at their meeting on November 21, 2005. The Trustees received, reviewed and considered the following, among other things:
   (1) A memorandum from counsel to the Independent Trustees setting forth the Board's fiduciary duties under the 1940 Act and Massachusetts law and the factors the Board should consider in its evaluation of the Trillium Subadvisory Agreement.
   (2) Reports from and presentations by Green Century regarding the process by which they decided to propose Trillium as the subadviser of the Balanced Fund.
   (3) Reports from and presentations by Trillium that described (a) the nature, extent and quality of the services proposed to be provided by Trillium to the Balanced Fund, including the experience and qualifications of the personnel providing those services, Trillium's ownership structure, clients and Trillium's investment philosophies and processes; (b) the fees and other amounts proposed to be paid to Trillium under the Trillium Subadvisory Agreement with respect to the Balanced Fund, including information as to the fees charged and services provided to other Trillium clients and a comparison of the Balanced Fund's proposed subadvisory fee to those of other mutual funds;
(c) the expected costs and profits of Trillium related to its proposed services to the Balanced Fund; (d) Trillium's performance in managing similar accounts;
(e) Trillium's compliance program and procedures and any regulatory issues;
(f) Trillium's brokerage practices, including soft dollar practices; and
(g) Trillium's code of ethics.
   The Trustees, including a majority of the Independent Trustees, concluded that Trillium had the capabilities, resources, and personnel necessary to advise the Balanced Fund. The Board further concluded that, based on the services proposed to be provided pursuant to the Trillium Subadvisory Agreement and the expenses Trillium estimated it will incur in performing these services, the proposed compensation for Trillium was fair and reasonable.
   In reaching their determination to approve the Trillium Subadvisory Agreement, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations. In their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. The primary factors and the conclusions are described below.

   Nature, Quality, and Extent of Services Performed. The Trustees noted that under the terms of the Trillium Subadvisory Agreement, Trillium will provide the day-to-day portfolio management of the Balanced Fund, implementing the environmental screening criteria developed by Green Century in making purchases and sales of portfolio securities consistent with the Balanced Fund's investment objective and policies. The Trustees reviewed the terms of the Trillium Subadvisory Agreement and considered the differences between it and the Subadvisory Agreement previously in effect for the Balanced Fund. The Trustees concluded that the terms of the Trillium Subadvisory Agreement were reasonable and fair. The Trustees also reviewed the proposed letter agreement between Trillium and Green Century whereby Trillium would agree to provide marketing support to the Balanced Fund and concluded that such marketing support would be a benefit to the Balanced Fund and its shareholders.
   The Trustees considered the scope of the services to be provided by Trillium under the Trillium Subadvisory Agreement and the quality of services provided by Trillium to its existing clients. They reviewed the capabilities and experience of Trillium in providing environmentally and socially responsible investment advisory services in a balanced investment style, noting that Trillium was devoted exclusively to environmentally and socially responsible investing and managed over $900 million in assets as of September 30, 2005. They considered how Trillium proposed to manage the Balanced Fund, focusing in particular on the types of equity and fixed income securities proposed for the Balanced Fund and how that investment style differed from the previous subadviser's investment style for the Balanced Fund. They also considered Trillium's views on sector diversification and the expected portfolio turnover rates for the Fund. The Trustees also reviewed the expected portfolio characteristics compared to the characteristics of the S&P 1500 Index.
   The Trustees considered the professional experience, tenure, and qualifications of the portfolio management team proposed for the Balanced Fund and the other senior personnel at Trillium. They considered in particular those individuals' experience in managing registered investment companies and with environmental screens. The Trustees also considered the portfolio management team's experience in identifying issuers with positive environmental stories and managing a portfolio with an environmental focus. They also reviewed Trillium's research and decision-making process.
   The Trustees also considered Trillium's shareholder advocacy efforts, noting in particular Trillium's advocacy efforts in support of environmental proposals such as those regarding climate change, environmental reporting, genetically engineered foods and environmental health.
   The Trustees also considered Trillium's compliance policies and procedures and compliance record, and interviewed Trillium's Chief Compliance Officer.
   Based on their review of all the services proposed to be provided and their analysis of Trillium's ability to provide those services, the Trustees concluded that Trillium had the capabilities, resources and personnel necessary to provide subadvisory services to the Balanced Fund under the Trillium Subadvisory Agreement. They also concluded that they were satisfied with the nature, quality and extent of services expected to be provided by Trillium under the Trillium Subadvisory Agreement.

   Costs of Services Provided and Profitability. The Trustees considered the proposed subadvisory fees to be paid by Green Century to Trillium. The Trustees noted that under the Trillium Subadvisory Agreement, Trillium would receive 0.40% of the value of the average daily net assets of the Balanced Fund up to $30 million, and 0.35% of the value of the average daily net assets of the Balanced Fund in excess of $30 million. The Trustees reviewed the level of the proposed subadvisory fees against the advisory fees paid by other mutual funds with similar investment objectives and strategies to the Balanced Fund. The Trustees noted that, based on the information provided, the proposed subadvisory fees to be paid to Trillium were higher than the subadvisory fees paid by such other mutual funds, but determined that the proposed subadvisory fees were reasonable based on Trillium's experience in providing environmentally and socially responsible investment advisory services in a balanced investment style. The Trustees also considered that the proposed subadvisory fees were appropriate given the resources that Trillium would provide in the application of the environmental screens to the Balanced Fund's portfolio. The Trustees also noted that the proposed subadvisory fees would be paid by Green Century , and would not be in addition to the advisory fees paid to Green Century by shareholders.
   The Trustees also compared the proposed subadvisory fees to be paid by Green Century to Trillium against the base fee being paid by Green Century to the Balanced Fund's current Subadviser, AHAM, of 0.40% of the value of the average daily net assets of the Balanced Fund plus or minus up to 0.20% in a performance fee. The Trustees considered that the proposed fee of 0.40% was higher than the net fee paid to AHAM of 0.20% in 2005 after calculation of the performance fee, but in the range of subadvisory fees paid to AHAM over a five-year period. The Trustees also considered that the Trillium Subadvisory Agreement provides for decreased fees as assets in the Balanced Fund increase.
   Green Century provided the Trustees with information prepared by Trillium relating to the prospective profitability of the Trillium Subadvisory Agreement to Trillium. In that regard, the Trustees considered the proposed subadvisory fees and the financial resources Trillium plans to dedicate and the other expenses Trillium anticipates it will incur in providing subadvisory services to the Balanced Fund. In considering the cost allocation methodology used by Trillium, the Trustees took under consideration that Trillium does not provide advisory or subadvisory services to other mutual fund clients and anticipates it will incur additional costs to provide compliance and other services required by a mutual fund client. The Trustees also considered Trillium's fee structure and what it charges its non-mutual fund clients and determined that the proposed subadvisory fees were within the range, if not slightly lower, than the fees Trillium charges its other clients.
   After reviewing the information described above, the Trustees concluded that the fees proposed in the Trillium Subadvisory Agreement, taking into account the costs of the services proposed to be provided by Trillium, supported the approval of the Trillium Subadvisory Agreement. The Trustees also concluded that the fees proposed in the Trillium Subadvisory Agreement were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

   Other Benefits. The Trustees evaluated potential other benefits Trillium may realize from its relationship with the Balanced Fund. The Trustees considered the brokerage practices of Trillium, including the soft dollar commissions that may be generated with respect to the Balanced Fund's portfolio transactions. The Trustees considered that Trillium was not affiliated with a broker/dealer and thus no benefit would be realized by Trillium through transactions with affiliated brokers. The Trustees also considered the reputational and other advantages Trillium may gain from its relationship with the Balanced Fund. The Trustees concluded that the benefits expected to be received by Trillium were reasonable in the context of the relationship between Trillium and the Balanced Fund, and supported the approval of the Trillium Subadvisory Agreement.

   Investment Performance. The Trustees reviewed and considered information regarding the investment performance of accounts managed by Trillium in an investment style similar to that of the Balanced Fund and comparative data with respect to performance of mutual funds with similar investment objectives as well as other broad-based market indexes. The Trustees noted that, as presented in the materials, a composite of equity accounts advised by Trillium outperformed the S&P 500 Index for the one, three, five and seven year periods. They also considered that a composite of balanced accounts advised by Trillium performed in line with the Lipper Balanced Fund Index and other benchmarks for the 1, 3, 5 and 7 year periods. After considering all the factors deemed appropriate, the Trustees concluded that the competitive investment performance of the other accounts advised by Trillium together with Trillium's experience in environmentally and socially responsible investing supported the approval of the Trillium Subadvisory Agreement.

   Economies of Scale. The Trustees also considered whether economies of scale would be realized by Trillium as the Balanced Fund grew in asset size and the extent to which such economies of scale might be reflected in the proposed fee schedule. They noted the relatively small size of the Balanced Fund and considered that if the assets were to increase, Trillium could have the opportunity to experience economies of scale. They also noted that pursuant to the Trillium Subadvisory Agreement, the subadvisory fees proposed to be paid to Trillium by Green Century include a breakpoint at $30 million. The Trustees also considered that Trillium stated that it would not realize a fair entrepreneurial profit on the management of the Balanced Fund until assets increase by approximately two-thirds above current levels, to $100 million.

The Trustees concluded that economies of scale could be realized as the Fund grew, and that the fee schedule as proposed was appropriate, and supported the approval of the Trillium Subadvisory Agreement.
   Based on the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that the terms of the Trillium Subadvisory Agreement were reasonable, fair, and in the best interests of the Balanced Fund and its shareholders and also concluded that the proposed fees are fair and reasonable.

 DOMINI SOCIAL INDEX TRUST FINANCIAL STATEMENTS

                           DOMINI SOCIAL INDEX TRUST
                            PORTFOLIO OF INVESTMENTS

                                January 31, 2006
                                  (unaudited)


                                  SHARES     VALUE
Consumer Discretionary -- 14.7%
American Greetings Corporation,
 Class A.........................  16,300 $   332,683
AutoZone, Inc. (a)...............  14,231   1,391,080
Bandag, Inc......................   2,400     107,088
Bed Bath & Beyond (a)............  76,400   2,858,124
Best Buy Co., Inc................ 105,200   5,329,432
Black & Decker Corp..............  20,200   1,743,260
Bright Horizons Family Solutions,
 Inc. (a)........................   6,400     250,112
Centex Corporation...............  32,600   2,327,314
Champion Enterprises, Inc. (a)...  20,200     276,942
Charming Shoppes, Inc. (a).......  24,400     296,704
Circuit City Stores, Inc.........  39,400     993,274
Claire's Stores, Inc.............  26,000     823,160
Comcast Corporation, Class A (a). 556,058  15,469,534
Cooper Tire and Rubber Company...  17,400     260,826
Dana Corporation.................  39,500     192,365
Darden Restaurants, Inc..........  33,100   1,345,846
DeVry, Inc. (a)..................  15,000     344,850
Disney (Walt) Company (The)...... 492,300  12,460,113
Dollar General Corporation.......  81,551   1,378,212
Dow Jones & Company..............  15,400     585,354
eBay Inc. (a).................... 292,572  12,609,853
Emmis Communications Corporation,
 Class A (a).....................   8,860     157,619
Family Dollar Stores Inc.........  40,500     969,975
Foot Locker, Inc.................  40,600     922,432
Gaiam, Inc. (a)..................   2,200      31,350
Gap Inc.......................... 146,897   2,657,367
Genuine Parts Company............  44,700   1,901,091
Harley-Davidson, Inc.............  70,400   3,768,512
Harman International Industries,
 Inc.............................  16,920   1,861,200
Hartmarx Corporation (a).........   8,500      72,420
Home Depot, Inc. (The)........... 544,144  22,065,039
Horton (D.R.), Inc...............  70,133   2,617,364
Interface, Inc., Class A (a).....  11,400     107,160
Johnson Controls, Inc............  49,400   3,420,456
KB Home..........................  20,300   1,546,860
Lee Enterprises, Inc.............  10,900     383,571
Leggett & Platt, Incorporated....  46,300   1,139,906
Limited Brands...................  89,630   2,120,646

                                 SHARES      VALUE
Consumer Discretionary -- (continued)
Liz Claiborne, Inc.............    28,000 $   972,160
Lowe's Companies, Inc..........   200,200  12,722,710
Mattel, Inc....................   103,985   1,715,753
Maytag Corporation.............    18,700     322,014
McDonald's Corporation.........   322,100  11,276,721
McGraw-Hill Companies..........    96,400   4,920,256
Media General, Inc., Class A...     5,600     267,960
Men's Wearhouse, Inc. (a)......    13,050     445,919
Meredith Corporation...........    10,200     558,552
Modine Manufacturing Company...     8,700     235,770
New York Times Company,
 Class A.......................    36,800   1,041,440
Newell Rubbermaid, Inc.........    70,978   1,677,920
NIKE, Inc., Class B............    49,100   3,974,645
Nordstrom, Inc.................    55,800   2,327,976
Office Depot (a)...............    79,400   2,632,110
Omnicom Group, Inc.............    46,000   3,762,340
Penney (J.C.) Company, Inc.....    59,500   3,320,100
Pep Boys -- Manny, Moe & Jack..    14,000     218,400
Phillips-Van Heusen Corporation     9,300     336,009
Pixar (a)......................    14,000     808,920
Pulte Homes, Inc...............    55,200   2,202,480
Radio One, Inc. (a)............     5,800      63,104
RadioShack Corporation.........    33,700     748,140
Ruby Tuesday, Inc..............    15,800     452,038
Russell Corporation............     8,300     126,824
Scholastic Corporation (a).....     9,700     291,485
Scripps (E.W.) Company (The),
 Class A.......................    21,400   1,034,476
Snap-On Incorporated...........    15,050     603,957
Spartan Motors, Inc............     3,100      32,922
Stanley Works..................    18,200     892,528
Staples, Inc...................   186,784   4,428,649
Starbucks Corporation (a)......   196,514   6,229,494
Stride Rite Corporation........    10,800     156,276
Target Corporation.............   225,000  12,318,750
Tiffany & Co...................    36,100   1,360,970
Timberland Company (The) (a)...    13,400     468,464
Time Warner, Inc............... 1,194,520  20,939,936
TJX Companies, Inc.............   118,600   3,027,858
Tribune Company................    66,756   1,936,592
Tupperware Corporation.........    12,400     275,280

                                January 31, 2006
                                  (unaudited)

                                    SHARES     VALUE
Consumer Discretionary -- (continued)
Univision Communications, Inc.,
 Class A (a).......................  57,200 $  1,821,248
Valassis Communications Inc. (a)...  12,300      343,170
Value Line, Inc....................     900       31,275
Visteon Corporation................  34,000      178,500
Washington Post Company,
 Class B...........................   1,500    1,144,469
Wendy's International, Inc.........  30,100    1,774,394
Whirlpool Corporation..............  17,500    1,411,899
                                            ------------
                                             224,951,947
                                            ------------
Consumer Staples -- 11.7%
Alberto-Culver Company, Class B....  19,750      874,925
Albertson's, Inc...................  93,400    2,349,010
Avon Products, Inc................. 117,000    3,313,440
Campbell Soup Company..............  48,500    1,451,605
Chiquita Brands
 International, Inc................  10,800      195,588
Church & Dwight Co., Inc...........  15,600      574,080
Clorox Company.....................  38,400    2,298,240
Coca-Cola Company.................. 530,400   21,947,952
Colgate-Palmolive Company.......... 132,500    7,272,925
Costco Wholesale Corporation....... 121,230    6,048,165
CVS Corporation.................... 209,700    5,821,272
Estee Lauder Companies, Inc. (The),
 Class A...........................  27,200      991,984
General Mills Incorporated.........  91,400    4,442,954
Green Mountain Coffee, Inc. (a)....   1,800       68,940
Hain Celestial Group, Inc.
 (The) (a).........................   8,700      202,797
Heinz (H.J.) Company...............  86,200    2,925,628
Hershey Foods Corporation..........  46,600    2,385,920
Kellogg Company....................  66,100    2,835,690
Kimberly-Clark Corporation......... 120,264    6,869,480
Kroger Company (a)................. 185,700    3,416,880
Longs Drug Stores Corporation......   6,200      216,938
McCormick & Company, Inc...........  34,900    1,054,329
Nature's Sunshine Products, Inc....   3,990       70,463
PepsiAmericas, Inc.................  16,400      401,636
PepsiCo, Inc....................... 425,070   24,305,503
Procter & Gamble Company........... 859,516   50,909,133
Safeway Inc........................ 115,700    2,712,008
Smucker (J.M.) Company.............  15,105      657,068
SUPERVALU, Inc.....................  35,800    1,143,094
Sysco Corporation.................. 159,700    4,899,596

                                  SHARES     VALUE
Consumer Staples -- (continued)
Tootsie Roll Industries, Inc.....   6,638 $    192,834
United Natural Foods, Inc. (a)...  10,000      323,300
Walgreen Company................. 259,000   11,209,520
Whole Foods Market, Inc..........  35,200    2,600,224
Wild Oats Markets, Inc. (a)......   6,550       79,189
Wrigley (Wm.) Jr. Company........  45,900    2,935,763
                                          ------------
                                           179,998,073
                                          ------------
Energy -- 3.7%
Anadarko Petroleum Corporation...  60,685    6,543,057
Apache Corporation...............  84,824    6,406,757
Chesapeake Energy Corp...........  75,700    2,652,528
Cooper Cameron Corp. (a).........  28,400    1,374,276
Devon Energy Corporation......... 113,644    7,751,657
EOG Resources, Inc...............  62,200    5,258,388
Helmerich & Payne, Inc...........  13,000    1,018,680
Kinder Morgan, Inc...............  27,100    2,608,375
National Oilwell Varco, Inc. (a).  44,900    3,415,543
Noble Energy, Inc................  45,000    2,082,600
Pioneer Natural Resources
 Company.........................  32,700    1,736,370
Rowan Companies, Inc.............  28,700    1,286,621
Smith International..............  51,600    2,322,000
Sunoco, Inc......................  34,800    3,312,960
Williams Companies, Inc.......... 146,800    3,499,712
XTO Energy Inc...................  93,100    4,569,348
                                          ------------
                                            55,838,872
                                          ------------
Financials -- 21.2%
AFLAC, Inc....................... 128,800    6,047,160
Allied Capital Corporation.......  34,600      986,446
AMBAC Financial Group, Inc.......  27,000    2,073,870
American Express Company......... 318,000   16,679,100
AmSouth Bancorporation...........  88,900    2,454,529
BB&T Corporation................. 139,500    5,446,080
Capital One Financial Corporation  77,100    6,422,430
Cathay General Bancorp...........  12,790      456,731
Chittenden Corporation...........  11,920      338,170
Chubb Corporation................  51,500    4,859,025
Cincinnati Financial Corporation.  45,017    2,050,074
Comerica Incorporated............  42,500    2,357,475
Edwards (A.G.), Inc..............  19,187      912,726
Equity Office Properties Trust... 104,600    3,328,372
Fannie Mae....................... 247,865   14,361,298
Fifth Third Bancorp.............. 142,911    5,369,166

                                January 31, 2006
                                  (unaudited)

                                   SHARES     VALUE
Financials -- (continued)
First Horizon National Corporation  32,800 $ 1,242,136
FirstFed Financial Corp. (a)......   4,500     282,150
Franklin Resources, Inc...........  38,100   3,752,850
Freddie Mac....................... 176,800  11,997,648
Genl Growth Properties............  61,434   3,169,994
Golden West Financial.............  65,500   4,625,610
Hartford Financial Services
 Group (The)......................  77,300   6,356,379
Heartland Financial USA, Inc......   3,000      64,860
Janus Capital Group Inc...........  54,226   1,132,781
Jefferson-Pilot Corporation.......  34,025   1,984,678
KeyCorp........................... 104,600   3,701,794
Lincoln National Corporation......  44,600   2,432,038
M&T Bank Corp.....................  20,400   2,209,320
Maguire Properties Inc............   7,900     267,020
Marsh & McLennan Companies,
 Inc.............................. 140,100   4,257,639
MBIA, Inc.........................  34,500   2,123,820
Medallion Financial Corp..........   4,300      49,149
Mellon Financial Corporation...... 107,300   3,784,471
Merrill Lynch & Co., Inc.......... 235,392  17,670,877
MGIC Investment Corporation.......  23,100   1,524,831
Moody's Corporation...............  63,200   4,001,824
Morgan (J.P.) Chase & Co.......... 896,992  35,655,432
National City Corporation......... 140,500   4,802,290
Northern Trust Corporation........  47,800   2,495,638
PNC Financial Services Group......  75,000   4,864,500
Popular Inc.......................  69,896   1,419,588
Principal Financial Group, Inc....  72,100   3,400,236
Progressive Corporation (The).....  50,800   5,336,032
Regions Financial Corp. (New)..... 117,700   3,905,286
SAFECO Corporation................  32,200   1,682,450
Schwab (Charles) Corporation...... 263,400   3,895,686
SLM Corporation................... 107,500   6,015,700
Sovereign Bancorp.................  91,000   1,983,800
St. Paul Travelers Companies,
 Inc. (The)....................... 177,164   8,039,702
State Street Corporation..........  83,600   5,054,456
SunTrust Banks, Inc...............  92,400   6,601,980
Synovus Financial Corporation.....  81,150   2,245,421
T. Rowe Price Group, Inc..........  33,100   2,529,833
TradeStation Group, Inc. (a)......   5,100      90,219
U.S. Bancorp...................... 465,021  13,908,778
UnumProvident Corporation.........  75,800   1,541,014

                                    SHARES     VALUE
Financials -- (continued)
Wachovia Corporation............... 398,043 $ 21,824,698
Wainwright Bank & Trust Co.........   2,625       27,038
Washington Mutual, Inc............. 252,442   10,683,345
Wells Fargo & Company.............. 428,606   26,727,870
Wesco Financial Corporation........     400      155,017
                                            ------------
                                             325,660,530
                                            ------------
Health Care -- 13.5%
Affymetrix Inc (a).................  16,700      637,606
Allergan, Inc......................  33,905    3,946,542
Amgen, Inc. (a).................... 316,153   23,044,392
Bard (C.R.), Inc...................  27,000    1,712,340
Bausch & Lomb Incorporated.........  13,600      918,680
Baxter International, Inc.......... 159,400    5,873,890
Becton Dickinson and Company.......  64,800    4,199,040
Biogen Idec Inc. (a)...............  86,950    3,891,013
Biomet, Inc........................  64,100    2,423,621
Boston Scientific Corporation (a).. 151,400    3,311,118
CIGNA Corporation..................  32,100    3,903,360
Cross Country Healthcare, Inc. (a).   3,800       75,088
Dionex Corporation (a).............   5,600      296,968
Fisher Scientific International (a)  31,800    2,126,466
Forest Laboratories, Inc. (a)......  86,700    4,012,476
Genzyme Corporation (a)............  66,500    4,717,510
Guidant Corporation................  85,438    6,288,237
Hillenbrand Industries, Inc........  15,500      762,910
Humana, Inc. (a)...................  41,900    2,336,763
IMS Health, Inc....................  59,613    1,466,480
Invacare Corporation...............   7,700      266,343
Invitrogen Corporation (a).........  13,300      916,104
Johnson & Johnson.................. 762,780   43,890,361
King Pharmaceuticals Inc. (a)......  63,500    1,190,625
Manor Care, Inc....................  19,800      774,180
McKesson HBOC, Inc.................  79,120    4,193,360
MedImmune, Inc. (a)................  63,400    2,163,208
Medtronic, Inc..................... 309,800   17,494,406
Merck & Co., Inc................... 560,200   19,326,900
Millipore Corporation (a)..........  13,700      942,286
Molina Healthcare Inc. (a).........   5,300      140,238
Mylan Laboratories, Inc............  55,975    1,102,708
Quest Diagnostics Incorporated.....  42,700    2,110,661
St. Jude Medical, Inc. (a).........  94,300    4,632,959
Stryker Corporation................  75,100    3,747,490
Synovis Life Technologies, Inc. (a)   2,600       26,260
Thermo Electron Corporation (a)....  41,800    1,406,152

                                January 31, 2006
                                  (unaudited)

                                 SHARES     VALUE
Health Care -- (continued)
UnitedHealth Group Incorporated. 349,434 $ 20,763,368
Waters Corporation (a)..........  28,000    1,174,600
Watson Pharmaceuticals (a)......  26,300      870,267
Zimmer Holdings, Inc. (a).......  63,600    4,385,219
                                         ------------
                                          207,462,195
                                         ------------
Industrials -- 6.6%
3M Company...................... 194,600   14,157,150
Alaska Air Group, Inc. (a)......   6,900      220,317
American Power Conversion.......  43,400    1,028,580
AMR Corporation (a).............  35,200      799,040
Apogee Enterprises, Inc.........   7,400      136,604
Avery Dennison Corporation......  28,300    1,690,642
Baldor Electric Company.........   6,000      179,280
Banta Corporation...............   6,550      334,836
Brady Corporation, Class A......  12,000      477,240
CLARCOR, Inc....................  12,900      439,632
Cooper Industries, Inc., Class A  23,300    1,902,445
Cummins, Inc....................  12,200    1,187,060
Deere & Company.................  61,900    4,441,944
Deluxe Corporation..............  13,100      350,818
Donaldson Company, Inc..........  16,900      583,895
Donnelley (R.R.) & Sons Company.  56,000    1,825,600
Emerson Electric Company........ 105,000    8,132,250
Fastenal Company................  32,400    1,236,060
FedEx Corporation...............  77,500    7,839,125
GATX Corporation................  12,600      500,346
Graco, Inc......................  17,952      721,311
Grainger (W.W.), Inc............  19,800    1,404,414
Granite Construction
 Incorporated...................   7,725      312,708
Herman Miller, Inc..............  17,300      524,190
HNI Corporation.................  14,100      813,570
Hubbell Incorporated, Class B...  15,060      676,947
Ikon Office Solutions...........  32,800      387,696
Illinois Tool Works, Inc........  52,700    4,442,083
JetBlue Airways Corporation (a).  38,550      502,692
Kadant Inc. (a).................   3,700       71,188
Kansas City Southern Industries,
 Inc. (a).......................  18,900      491,022
Kelly Services, Inc.............   5,075      135,909
Lawson Products, Inc............     400       16,896
Lincoln Electric Holdings, Inc..  11,000      489,610
Masco Corporation............... 109,300    3,240,745
Milacron, Inc. (a)..............  12,633       17,181

                                  SHARES      VALUE
Industrials -- (continued)
Monster Worldwide (a)...........    31,200 $  1,330,992
Nordson Corporation.............     8,000      363,360
Norfolk Southern Corporation....   104,200    5,193,328
Pall Corp.......................    31,100      895,680
Pitney Bowes, Inc...............    58,200    2,487,468
Robert Half International, Inc..    44,300    1,618,279
Ryder System, Inc...............    15,800      706,260
Smith (A.O.) Corporation........     5,200      224,068
Southwest Airlines Co...........   179,662    2,957,237
SPX Corporation.................    17,230      822,043
Standard Register Company.......     4,700       85,305
Steelcase, Inc..................    13,300      224,105
Tennant Company.................     2,300      124,660
Thomas & Betts Corporation (a)..    12,800      571,520
Toro Company....................    10,800      477,468
Trex Company, Inc. (a)..........     3,700       92,426
United Parcel Service, Inc.,
 Class B........................   282,633   21,172,038
YRC Worldwide Inc. (a)..........    14,780      736,635
                                           ------------
                                            101,793,898
                                           ------------
Information Technology -- 20.3%
3Com Corporation (a)............   103,000      470,710
Adaptec, Inc. (a)...............    27,400      149,056
ADC Telecommunications (a)......    30,028      761,510
Adobe Systems Incorporated......   154,800    6,148,656
Advanced Micro Devices, Inc. (a)   103,500    4,332,510
Advent Software, Inc. (a).......     4,200      110,292
Analog Devices, Inc.............    93,900    3,734,403
Andrew Corporation (a)..........    43,800      568,086
Apple Computer, Inc. (a)........   215,800   16,295,058
Applied Materials, Inc..........   414,700    7,900,035
Arrow Electronics, Inc. (a).....    31,000    1,065,160
Autodesk, Inc...................    59,800    2,427,282
Automatic Data Processing, Inc..   148,474    6,523,948
BMC Software, Inc. (a)..........    55,400    1,224,340
CDW Corporation.................    16,500      924,000
Ceridian Corporation (a)........    38,300      945,244
Cisco Systems, Inc. (a)......... 1,574,414   29,236,868
Coherent, Inc. (a)..............     7,700      238,392
Compuware Corporation (a).......    98,800      814,112
Convergys Corp. (a).............    35,500      610,600
Dell Inc. (a)...................   602,786   17,667,658
Electronic Arts Inc. (a)........    76,800    4,191,744

                                January 31, 2006
                                  (unaudited)

                                SHARES      VALUE
Information Technology -- (continued)
Electronic Data Systems
 Corporation..................   134,300 $  3,383,017
EMC Corporation (a)...........   611,200    8,190,080
Entegris, Inc. (a)............    20,000      210,000
Gerber Scientific, Inc. (a)...     5,700       63,384
Hewlett-Packard Company.......   733,910   22,883,314
Imation Corporation...........     9,100      412,503
Intel Corporation............. 1,545,555   32,873,955
Lexmark International Group,
 Inc. (a).....................    30,300    1,471,671
LSI Logic Corporation (a).....   102,300      936,045
Lucent Technologies, Inc. (a). 1,144,492    3,021,459
Merix Corporation (a).........     3,750       30,563
Micron Technology, Inc. (a)...   159,100    2,335,588
Microsoft Corporation......... 2,346,030   66,040,745
Molex Incorporated............    36,946    1,117,617
National Semiconductor
 Corporation..................    87,700    2,474,017
Novell, Inc. (a)..............   100,000      974,000
Novellus Systems, Inc. (a)....    34,300      972,405
Palm Inc. (a).................    11,604      458,126
Paychex, Inc..................    85,900    3,122,465
Plantronics Inc...............    11,000      385,000
Polycom Inc. (a)..............    24,300      470,934
Qualcomm, Inc.................   421,200   20,200,752
Red Hat, Inc. (a).............    40,700    1,178,265
Salesforce.com, Inc. (a)......    17,500      718,375
Sapient Corporation (a).......    15,500      102,300
Scientific-Atlanta, Inc.......    39,000    1,667,640
Solectron Corporation (a).....   235,200      898,464
Sun Microsystems, Inc. (a)....   876,300    3,943,350
Symantec Corporation (a)......   278,400    5,116,992
Tektronix, Inc................    22,100      651,950
Tellabs, Inc. (a).............   113,700    1,454,223
Texas Instruments, Inc........   414,178   12,106,422
Xerox Corporation (a).........   246,200    3,523,121
Xilinx, Inc...................    88,900    2,503,423
                                         ------------
                                          312,231,829
                                         ------------
Materials -- 1.7%
Air Products & Chemicals, Inc.    56,800    3,503,992
Airgas, Inc...................    17,800      690,284
Aleris International, Inc. (a)     7,900      328,798
Bemis Company, Inc............    28,000      854,560
Cabot Corporation.............    16,300      639,286

                                  SHARES      VALUE
Materials -- (continued)
Calgon Carbon Corporation.......    10,100 $    73,326
Caraustar Industries, Inc. (a)..     7,200      78,336
Crown Holdings, Inc. (a)........    43,200     808,272
Ecolab, Inc.....................    46,800   1,675,908
Engelhard Corporation...........    31,400   1,265,420
Fuller (H.B.) Company...........     7,300     275,867
Lubrizol Corporation............    18,100     827,894
MeadWestvaco Corp...............    45,812   1,222,722
Minerals Technologies, Inc......     5,300     296,111
Nucor Corporation...............    40,100   3,377,623
Praxair, Inc....................    82,900   4,367,172
Rock-Tenn Company, Class A......     9,000     125,820
Rohm & Haas Company.............    36,587   1,862,278
Schnitzer Steel Industries Inc.,
 Class A........................     5,800     193,952
Sealed Air Corporation (a)......    21,000   1,160,670
Sigma-Aldrich Corporation.......    17,000   1,102,960
Sonoco Products Company.........    25,645     794,226
Valspar Corporation.............    26,200     713,164
Wausau-Mosinee Paper
 Corporation....................    10,500     133,875
Wellman, Inc....................     4,400      31,240
Worthington Industries, Inc.....    17,100     352,773
                                           -----------
                                            26,756,529
                                           -----------
Telecommunication Services -- 5.4%
AT&T Inc........................ 1,001,167  25,980,284
BellSouth Corporation...........   469,300  13,501,761
Citizens Communications
 Company........................    86,767   1,064,631
Sprint Nextel Corporation.......   756,800  17,323,152
Telephone and Data Systems, Inc.    26,000     931,580
Verizon Communications..........   748,622  23,701,372
                                           -----------
                                            82,502,780
                                           -----------
Utilities -- 0.8%
AGL Resources, Inc..............    20,600     737,068
Cascade Natural Gas Corporation.     2,900      58,406
Cleco Corporation...............    12,200     267,546
Energen Corporation.............    19,400     756,988
Equitable Resources, Inc........    30,700   1,132,830
IDACORP, Inc....................    11,300     357,758
KeySpan Corporation.............    44,800   1,609,216
MGE Energy, Inc.................     4,400     151,844
National Fuel Gas Company.......    21,800     717,220

                    PORTFOLIO OF INVESTMENTS -- (concluded)

                                January 31, 2006
                                  (unaudited)

                             SHARES     VALUE
Utilities -- (continued)
NICOR, Inc.................. 11,400 $      466,260
NiSource, Inc............... 71,347      1,464,754
Northwest Natural Gas
 Company....................  6,500        231,335
OGE Energy Corporation...... 24,200        657,030
Peoples Energy Corporation..  9,400        349,868
Pepco Holdings, Inc......... 49,500      1,138,995
Questar Corporation......... 22,000      1,792,560
Southern Union Company (a).. 25,521        643,129
WGL Holdings................ 12,600        392,868
                                    --------------
                                        12,925,675
                                    --------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $1,223,232,958) (b).         1,530,122,328
Other Assets, Less
 Liabilities -- 0.4%........             6,183,253
                                    --------------
NET ASSETS -- 100.0%........        $1,536,305,581
                                    ==============

--------
(a)Non-income producing security.
(b)The aggregate cost for federal income tax purposes is $1,332,211,911. The aggregate gross unrealized appreciation is $424,058,756 and the aggregate gross unrealized depreciation is $226,148,339, resulting in net unrealized appreciation of $197,910,417

   Copyright in the Domini 400 Social Index/SM/ is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.


                       See Notes to Financial Statements

                           DOMINI SOCIAL INDEX TRUST
                      STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 2006
                                  (unaudited)

    ASSETS:
    Investments at value (Cost $1,223,232,958).............. $1,530,122,328
    Cash....................................................      2,002,275
    Receivable for securities sold..........................      3,064,025
    Dividends receivable....................................      2,172,009
                                                             --------------
       Total assets.........................................  1,537,360,637
                                                             --------------
    LIABILITIES:
    Payable for securities purchased........................        718,342
    Management fee payable (Note 2).........................        262,887
    Other accrued expenses..................................         73,827
                                                             --------------
       Total liabilities....................................      1,055,056
                                                             --------------
    NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS $1,536,305,581
                                                             ==============

                            STATEMENT OF OPERATIONS

                 Six Months Ended January 31, 2006 (unaudited)

INVESTMENT INCOME:
Dividends.............................................                $ 13,063,934
EXPENSES:
Management fee (Note 2)............................... $   1,555,270
Custody fees (Note 3).................................        80,665
Professional fees.....................................        13,980
Trustees fees.........................................        29,162
Miscellaneous.........................................         4,870
                                                       -------------
Total expenses........................................     1,683,947
   Fees paid indirectly (Note 3)......................       (50,478)
                                                       -------------
      Net expenses....................................                   1,633,469
                                                                      ------------
NET INVESTMENT INCOME.................................                  11,430,465
NET REALIZED LOSS ON INVESTMENTS:
Proceeds from sales................................... $ 229,688,347
Cost of securities sold...............................  (253,474,723)
                                                       -------------
Net realized loss on investments......................                 (23,786,376)
NET CHANGES IN UNREALIZED APPRECIATION OF INVESTMENTS:
   Beginning of period................................ $ 243,472,010
   End of period......................................   306,889,370
                                                       -------------
      Net change in unrealized appreciation...........                  63,417,360
                                                                      ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..                $ 51,061,449
                                                                      ============

                       See Notes to Financial Statements

                           DOMINI SOCIAL INDEX TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 SIX MONTHS
                                                                                                   ENDED
                                                                                              JANUARY 31, 2006   YEAR ENDED
                                                                                                (UNAUDITED)     JULY 31, 2005
INCREASE IN NET ASSETS:
From Operations:
  Net investment income......................................................................  $   11,430,465  $   30,432,256
  Net realized loss on investments...........................................................     (23,786,376)    (44,227,615)
  Net change in unrealized appreciation of investments.......................................      63,417,360     185,523,361
                                                                                               --------------  --------------
  Net Increase in Net Assets Resulting from Operations.......................................      51,061,449     171,728,002
                                                                                               --------------  --------------
Transactions in Investors' Beneficial Interest:
  Additions..................................................................................     143,616,049     238,673,782
  Reductions.................................................................................    (270,340,480)   (325,346,892)
                                                                                               --------------  --------------
  Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests.    (126,724,431)    (86,673,110)
                                                                                               --------------  --------------
Total Increase/(Decrease) in Net Assets......................................................     (75,662,982)     85,054,892
NET ASSETS:
  Beginning of period........................................................................   1,611,968,563   1,526,913,671
                                                                                               --------------  --------------
  End of period..............................................................................  $1,536,305,581  $1,611,968,563
                                                                                               ==============  ==============

                             FINANCIAL HIGHLIGHTS

                                             SIX MONTHS
                                               ENDED                           YEAR ENDED JULY 31,
                                          JANUARY 31, 2006 -------------------------------------------------------
                                            (UNAUDITED)       2005       2004        2003         2002        2001
Net assets (in millions).................      $1,536      $1,612     $1,527     $1,318        $ 1,239     $ 1,729
Total return.............................        3.50%      11.48%     12.01%     12.13%        (22.71)%    (17.28)%
Ratio of net investment income to average
 net assets (annualized).................        1.47%       1.92%      1.25%      1.32%          1.02%       0.78%
Ratio of expenses to average net assets
 (annualized)............................        0.21%(2)    0.22%(2)   0.24%(2)   0.23%(1)(2)    0.22%(2)    0.22%(2)
Portfolio turnover rate..................           7%          9%         8%         8%            13%         19%

(1)Reflects an expense reimbursement and fee waiver by the Manager of 0.01% for the year ended July 31, 2003. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24% for the year ended July 31, 2003.
(2)Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.22%, 0.23%, 0.24%, 0.23%, 0.22%, and 0.21% for the six months ended
   January 31, 2006 and for the years ended July 31, 2005, 2004, 2003, 2002, and 2001, respectively.

                       See Notes to Financial Statements

                           DOMINI SOCIAL INDEX TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 2006
                                  (unaudited)

1. Organization and Significant Accounting Policies
   Domini Social Index Trust (the "Portfolio") is a series of Domini Social Trust (formerly Domini Social Index Portfolio) (the "Trust") which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,/SM /which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991. The Domini European Social Equity Trust, another series of the Trust, commenced operations on October 3, 2005.
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.
    (A)Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.
    (B)Dividend Income.  Dividend income is recorded on the ex-dividend date.
    (C)Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.
    (D)Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. Transactions With Affiliates
    (A)Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration

                           DOMINI SOCIAL INDEX TRUST
                  NOTES TO FINANCIAL STATEMENTS -- (concluded)
                                JANUARY 31, 2006

       of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.
    (B)Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index./SM/ The Index's composition is determined by KLD Research & Analytics, Inc.

3. Investment Transactions
   For the six months ended January 31, 2006, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $112,254,457 and $229,688,347, respectively. For the six months ended January 31, 2006, custody fees of the Portfolio were reduced by $50,478, which was compensation for uninvested cash left on deposit with the custodian.

Proxy Voting Information
   The Domini Funds' Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission's (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini's website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information
   The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds' Forms N-Q are available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

                                                             Semi-Annual Report



INVESTMENT ADVISER (Balanced Fund) AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place
Boston, MA 02111
1-800-93-GREEN
www.greencentury.com
email: info@greencentury.com

INVESTMENT SUBADVISER (Balanced Fund)
Trillium Asset Management Corporation
711 Atlantic Avenue
Boston, MA 02111

INVESTMENT MANAGER (Index Trust)
Domini Social Investments LLC
536 Broadway
New York, NY 10012

INVESTMENT SUBMANAGER (Index Trust)
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln street
Boston, MA 02111

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR and DISTRIBUTOR
UMB Fund Services, Inc. (Subadministrator)
UMB Distribution Services, LLC (Distributor)
803 West Michigan Street, Suite A
Milwaukee, WI 53233

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204-1806

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110
      [LOGO]
                                                               January 31, 2006

                                                                  Balanced Fund

--------------------------------------------------------------------------------

                                                                         Equity
                                                                           Fund
[LOGO] GREEN
       CENTURY
       FUNDS
    An investment for your future.

Printed on recycled paper with soy-based ink.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under item 1 of this Form N-CSR

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

   (2) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b) Certifications required by Rule 30a-2 (b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2 (b)) are filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/
--------------------------------------
Kristina A. Curtis
President
April 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/
--------------------------------------
Kristina A. Curtis
President and Principal Executive
Officer
April 11, 2006

/s/
--------------------------------------
Bernadette L. Buck
Treasurer and Principal Financial
Officer
April 11, 2006